Going concern and risk management policies - Committed Facilities (Detail) € in Millions, £ in Millions, $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 AUD ($)
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 7,435.5
Drawn down facilities	5,291.9
Undrawn committed credit facilities	2,143.6
Sterling bonds due September 2046 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 400.0
Interest rate	2.875%	2.875%	2.875%	2.875%
US$ bonds due November 2043 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 177.6		$ 220
Interest rate	5.625%	5.625%	5.625%	5.625%
US$ bonds due September 2042 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 75.0		$ 93
Interest rate	5.125%	5.125%	5.125%	5.125%
Sterling bonds due 2032 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 250.0
Interest rate	3.75%	3.75%	3.75%	3.75%
Euro bonds due March 2030 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 545.0	€ 600
Interest rate	1.625%	1.625%	1.625%	1.625%
Euro bonds due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 681.2	€ 750
Interest rate	2.375%	2.375%	2.375%	2.375%
Euro bonds due September 2026 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 681.2	€ 750
Interest rate	2.25%	2.25%	2.25%	2.25%
Eurobonds Due September 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 454.1	€ 500
Interest rate	1.375%	1.375%	1.375%	1.375%
US$ bonds due September 2024 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 605.9		$ 750
Interest rate	3.75%	3.75%	3.75%	3.75%
Bank revolver due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 2,019.5		$ 2,500
Euro bonds due November 2023 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 681.2	€ 750
Interest rate	3.00%	3.00%	3.00%	3.00%
US$ bonds due September 2022 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 403.9		$ 500
Interest rate	3.625%	3.625%	3.625%	3.625%
Eurobonds (3m EURIBOR 0.45%) due March 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available | €		€ 250
Eurobonds (3m EURIBOR + 0.45%) due March 2022 [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to floating basis	0.45%	0.45%	0.45%	0.45%
Floating basis	3m EURIBOR
Total committed facilities available	£ 227.1
Bank revolver due 2021 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	233.8			$ 420
Within one year [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	233.8
Drawn down facilities	109.7
Within one year [member] | Bank revolver due 2021 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	233.8
Between one and two years [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	631.0
Drawn down facilities	631.0
Between one and two years [member] | US$ bonds due September 2022 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	403.9
Between one and two years [member] | Eurobonds (3m EURIBOR + 0.45%) due March 2022 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	227.1
Between two and three years [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	681.2
Drawn down facilities	681.2
Between two and three years [member] | Euro bonds due November 2023 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	681.2
Between three and four years [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	2,625.4
Drawn down facilities	605.9
Between three and four years [member] | US$ bonds due September 2024 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	605.9
Between three and four years [member] | Bank revolver due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	2,019.5
Later than four years [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	3,264.1
Drawn down facilities	3,264.1
Later than four years [member] | Sterling bonds due September 2046 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	400.0
Later than four years [member] | US$ bonds due November 2043 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	177.6
Later than four years [member] | US$ bonds due September 2042 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	75.0
Later than four years [member] | Sterling bonds due 2032 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	250.0
Later than four years [member] | Euro bonds due March 2030 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	545.0
Later than four years [member] | Euro bonds due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	681.2
Later than four years [member] | Euro bonds due September 2026 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	681.2
Later than four years [member] | Eurobonds Due September 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 454.1